FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk $ in Thousands	Dec. 31, 2020 CLP ($)
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 775,684
Bonds payable	72,133,209
Lease obligations	5,718,484
Contractual obligations	8,426,144
Total	87,053,521
More than 1 year up to 2 years
Committed maturities for liability payments
Bank debt	849,879
Bonds payable	11,977,274
Lease obligations	5,129,266
Contractual obligations	83,368,375
Total	101,324,794
More than 2 years up to 3 years
Committed maturities for liability payments
Bank debt	81,111
Bonds payable	12,498,126
Lease obligations	2,207,021
Contractual obligations	13,446,852
Total	28,233,110
More than 3 years up to 4 years
Committed maturities for liability payments
Bank debt	81,111
Bonds payable	272,549,586
Lease obligations	7,805,284
Contractual obligations	9,839,970
Total	290,275,951
More than 5 years
Committed maturities for liability payments
Bank debt	4,081,333
Bonds payable	628,943,928
Lease obligations	197,802
Contractual obligations	9,714,261
Total	$ 642,937,324